Other Accounts Payable (Details) - Schedule of other accounts payable - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Schedule Of Other Accounts Payable Abstract
Employees and related expenses		$ 824	$ 828
Accrued expenses		208	199
Deferred revenues	[1]		87
Other accounts payable, total		$ 1,032	$ 1,114

[1]	See also Note 6H below.